Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 31,941	$ 31,092
New or revised provisions	(2,767)	423
Accretion expense	181	426
Balance at end of period	$ 29,355	$ 31,941